Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income [Abstract]
Net income (loss) for the year	$ 15,458	$ 903	$ (248,054)
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 22)	8,453	31,121	33,691
Revaluation deficit (Note 24)	0	(58,231)	(291,200)
Income tax on other comprehensive income	(2,536)	8,133	77,253
Total of other comprehensive income for the year	5,917	(18,977)	(180,256)
Comprehensive income (loss) for the year	21,375	(18,074)	(428,310)
Attributable to:
Non-controlling interest	(4,733)	(2,638)	(5,482)
Controlling interest	$ 26,108	$ (15,436)	$ (422,828)